Discretionary decisions and sources of estimation uncertainties (Tables)	12 Months Ended
Dec. 31, 2018
Discretionary decisions and sources of estimation uncertainties
Schedule of the composition of trade accounts receivable
Composition of trade accounts and other receivables
	December 31,
	2018	2017

U.S. Government health care programs	33%	28%
U.S. commercial payors	14%	14%
U.S. hospitals	5%	11%
Self-pay of U.S. patients	2%	1%
Other North America segment payors	3%	2%
Product customers and health care payors outside the North America Segment	43%	44%
Total	100%	100%